Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Nechalacho		Computer
	REE Project		and Office	Land and	Exploration	Leasehold
	(a)	Airstrip	Equipment	Building	Equipment	Improvements	Total
Cost
As at September 1, 2017	$103,618,668	$646,860	$218,090	$74,455	$683,859	$94,594	$105,336,526

Additions	259,681	-	1,958	16,450	11,673	-	289,762
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	103,878,349	646,860	220,048	90,905	695,532	94,594	105,626,288

Additions	201,097	-	-	-	-	7,020	208,117
Transfer to asset held for sale	(2,605,147)	-	-	-	-	-	(2,605,147)
Disposals	-	-	(18,911)	-	-	-	(18,911)

As at August 31, 2019	$101,474,299	$646,860	$201,137	$90,905	$695,532	$101,614	$103,210,347

Accumulated Depreciation
As at September 1, 2017	$-	$243,029	$161,448	$6,983	$622,606	$94,594	$1,128,660

Depreciation expense	-	22,417	18,538	3,384	20,579	-	64,918
Disposals	-	-	-	-	-	-	-

As at August 31, 2018	-	265,446	179,986	10,367	643,185	94,594	1,193,578

Depreciation expense	-	20,624	12,714	4,191	15,705	108	53,342
Disposals	-	-	(18,411)	-	-	-	(18,411)

As at August 31, 2019	$-	$286,070	$174,289	$14,558	$658,890	$94,702	$1,228,509

Net Book Value
As at August 31, 2018	$103,878,349	$381,414	$40,062	$80,538	$52,347	$-	$104,432,710
As at August 31, 2019	$101,474,299	$360,790	$26,848	$76,347	$36,642	$6,912	$101,981,838